ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

January 25, 2017	Kathleen M. Nichols
T +1 617 854 2418
kathleen.nichols@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Voya Funds Trust (the “Registrant”) (File Nos. 333-59745 and 811-08895)

Ladies and Gentlemen:

On behalf of the Registrant, in connection with the creation of a new Class T share class, we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), a copy of each of the following:

1.              Prospectus relating to Class T Shares of Voya Floating Rate Fund, Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya Short Term Bond Fund, and Voya Strategic Income Opportunities Fund (each a “Fund,” and collectively, the “Funds”), each a series of the Registrant; and

2.              Statement of Additional Information relating to Class T Shares of each Fund (the “Amendment”).

The Registrant requests selective review of this filing in accordance with the U.S. Securities and Exchange Commission’s (“SEC”)  release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

Except as indicated below, the disclosure in this filing is similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a) of the Securities Act on May 27, 2016 (SEC Accession Number: 0001104659-16-123994 (the “Prior Filing”)).  The Registrant responded to comments from the SEC staff with respect to the Prior Filing via a correspondence filed on July 25, 2016 (SEC Accession Number: 0001571049-16-016779).

Prospectus

The Registrant requests selective review of the sections of the Prospectus listed below, which were updated to reflect enhancements to certain risk disclosures, make routine revisions to existing disclosure, and incorporate disclosure regarding new share class, Class T:

1)                                     Disclosure with respect to the following principal risks for each Fund, as applicable: “Currency,” “Interest Rate for Floating Rate Loans,” “Limited Secondary Market for Floating Rate Loans,” “Interest Rate,” and “Liquidity”;

2)                                     Portfolio turnover rate for each Fund as of its most recent fiscal year;

3)                                     Disclosure with respect to the risk titled “Derivative Instruments” in the section titled “Additional Information About the Principal Risks;”

4)                                     Disclosure under heading “The Sub-Adviser and Portfolio Managers” in the section titled “Management of the Funds;”

5)                                     Disclosure under the heading titled “Contractual Arrangements” in the section titled “Management of the Funds;”

6)                                     Disclosure in the section titled “How Shares Are Priced” regarding the Consolidated Tape Association;

7)                                     Disclosure in the section titled “Payments to Financial Intermediaries;”

8)                                     Disclosure in the section titled “Index Descriptions” to reflect name changes to certain indices; and

9)                                     Information regarding Class T shares in the following sections: “Fees and Expenses of the Fund,” “Performance Information,” “Purchase and Sale of Fund Shares,” “More Information about the Fund,” “Class of Shares,” “Sales Charges,” “How To Buy Shares,” “How To Sell  Shares,” “How To Exchange Shares,” “Payments to Financial Intermediaries,” and “Financial Highlights.”

Statement of Additional Information

The Registrant requests selective review of the sections of the Statement of Additional Information listed below, which were updated to make revisions to existing disclosure, provide data regarding the Funds that is required pursuant to Form N-1A, and incorporate disclosure regarding new share class, Class T:

1)                                     Disclosure regarding taxation under the headings “High Yield Bonds,” “Zero-Coupon Bonds and Pay-in-Kind Bonds,” and “Foreign/Emerging Market Equity and Debt Instruments” in the section titled “Supplemental Description of Fund Investments and Risks;”

2)                                     Information under the heading “Significant Portfolio Turnover During the Last Two Fiscal Years” in the section titled “Portfolio Turnover;”

3)                                     Biographical, compensation and holdings information in the section titled “Management of the Trust;”

4)                                     Information under the heading “The Board of Trustees” in the section titled “Management of the Trust;”

5)                                     Fees paid as of each Fund’s most recent fiscal year under the headings “Total Investment Management Fees Paid by each Fund,” “Net Fund Fees Waiver and/or Reimbursed,” “Total Distribution Expenses,” and “Brokerage Commissions Paid;”

6)                                     Disclosure under the Section titled “Expenses;” and

7)                                     Information regarding Class T shares in the following sections:  “Expense Limitations,” “Principal Underwriter,” “Distribution and Servicing Plans,” “Purchase, Exchange, And Redemption of Shares,” and “Additional Information About Voya Funds Trust.”

In addition, the Registrant removed references to Voya Separate Portfolios Trust and its series Voya Investment Grade Credit Fund, which are not a part of the Amendment.

Please direct any questions you may have with respect to this filing to me at (617) 854-2418.

Very truly yours,

/s/ Kathleen M. Nichols
Kathleen M. Nichols, Esq.

cc:                                Kristen Freeman

Elizabeth J. Reza, Esq.